Significant Accounting Policies - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
Disclosure of significant accounting policies [line items]
Flow through shares expended on property exploration period	Two years
Right of use asset	$ 2,965,000
Lease liability related to the Company's office leases	Associated lease liability related to the Company’s office leases with a term of 12 months or more on the Statement of Financial Position at January 1, 2019.
Impact of Adopting IFRS 9 [member]
Disclosure of significant accounting policies [line items]
Decrease to opening accumulated deficit		$ (503,146)
Top of Range [member]
Disclosure of significant accounting policies [line items]
maturity period of Guaranteed investment certificates	3 months
Bottom of Range [member]
Disclosure of significant accounting policies [line items]
Lease term period	12 months